1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

December 18, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)
File Nos. 33-17619 and 811-05349
Post-Effective Amendment No. 512 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 512 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 513 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering FST (Institutional) Shares, Administration Shares, Capital Shares, Preferred Shares, Resource Shares, Select Shares and Service Shares of the Goldman Sachs Financial Square Tax-Exempt Money Market Fund, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll